Intangible assets, net - Summary of Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Balance, beginning of year	$ 96,495	$ 49,619
Additions	18,823	14,028
Acquisitions		52,501
Amortization	(27,288)	(21,699)	$ (16,137)
Impairment charges	(892)	(1,053)
Foreign currency translation adjustment	(1,415)	3,099
Balance, end of year	$ 85,723	$ 96,495	$ 49,619